Expense Example - RS Shares Prospectus	Jan. 26, 2026 USD ($)
GuideMark(R) Large Cap Core Fund | GuideMark(R) Large Cap Core Fund RS Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 169
Expense Example, with Redemption, 3 Years	523
Expense Example, with Redemption, 5 Years	902
Expense Example, with Redemption, 10 Years	1,965
GuideMark(R) Emerging Markets Fund | GuideMark(R) Emerging Markets Fund RS Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	227
Expense Example, with Redemption, 3 Years	772
Expense Example, with Redemption, 5 Years	1,344
Expense Example, with Redemption, 10 Years	2,899
GuideMark(R) Small/Mid Cap Core Fund | GuideMark(R) Small/Mid Cap Core Fund RS Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	194
Expense Example, with Redemption, 3 Years	600
Expense Example, with Redemption, 5 Years	1,032
Expense Example, with Redemption, 10 Years	2,233
GuideMark(R) World ex-US Fund | GuideMark(R) World ex-US Fund RS Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	199
Expense Example, with Redemption, 3 Years	594
Expense Example, with Redemption, 5 Years	1,015
Expense Example, with Redemption, 10 Years	2,188
GuideMark(R) Core Fixed Income Fund | GuideMark(R) Core Fixed Income Fund RS Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	172
Expense Example, with Redemption, 3 Years	543
Expense Example, with Redemption, 5 Years	939
Expense Example, with Redemption, 10 Years	$ 2,048